Effects of changes in currency exchange rate	12 Months Ended
Dec. 31, 2019
Disclosure of Effects of changes in foreign exchange rate [Abstract]
Effects of changes in currency exchange rate
Note 33
Effects of changes in currency exchange rate

Current assets are denominated in the following currencies:

CURRENT ASSETS	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Current assets
Cash and cash equivalents	196,369,224	319,014,050
CLP	152,203,454	260,844,976
USD	25,497,806	19,026,630
Euros	2,592,865	954,640
ARS	7,473,053	33,207,046
UYU	1,384,395	548,975
PYG	2,763,191	2,495,748
BOB	3,323,553	1,259,765
Others currencies	1,130,907	676,270
Other financial assets	9,815,358	22,745,469
CLP	1,411,002	1,284,308
USD	8,221,686	20,990,836
Euros	171,824	438,369
Others currencies	10,846	31,956
Other non-financial assets	22,395,591	18,861,414
CLP	14,650,054	14,998,511
UF	435,913	282,494
USD	1,320,765	860,506
Euros	4,785	5,078
ARS	5,434,632	2,061,473
UYU	79,070	72,792
PYG	312,473	434,399
BOB	157,899	146,161
Trade and other current receivables	300,013,940	320,702,339
CLP	181,492,816	191,891,137
UF	1,280,465	1,394,916
USD	35,796,040	34,113,849
Euros	9,709,996	10,152,559
ARS	56,518,792	65,748,507
UYU	4,350,677	5,128,068
PYG	7,183,907	8,588,066
BOB	1,919,063	1,340,388
Others currencies	1,762,184	2,344,849
Accounts receivable from related parties	3,278,685	3,048,841
CLP	3,118,442	2,959,696
UF	82,180	79,231
USD	77,375	9,480
PYG	688	434
Inventories	232,434,461	228,062,237
CLP	183,592,686	181,084,437
USD	-	198,068
ARS	34,513,163	34,392,396
UYU	1,826,086	2,403,427
PYG	8,107,700	7,669,975
BOB	4,394,826	2,313,934
Biological assets	9,459,071	8,489,873
CLP	8,568,831	7,914,384
ARS	890,240	575,489
Current tax assets	15,132,290	17,302,429
CLP	8,908,539	13,262,197
ARS	6,029,315	3,922,627
UYU	194,436	117,605
Non-current assets of disposal groups classified as held for sale	383,138	2,780,607
CLP	-	1,884,958
ARS	383,138	895,649
Total current assets	789,281,758	941,007,259

CLP	553,945,824	676,124,604
UF	1,798,558	1,756,641
USD	70,913,672	75,199,369
Euros	12,479,470	11,550,646
ARS	111,242,333	140,803,187
UYU	7,834,664	8,270,867
PYG	18,367,959	19,188,622
BOB	9,795,341	5,060,248
Others currencies	2,903,937	3,053,075
Total current assets by currencies	789,281,758	941,007,259

Non-Current assets are denominated in the following currencies:

NON-CURRENT ASSETS	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Non-current assets
Other financial assets	4,670,538	3,325,079
UF	4,571,984	3,325,079
Euros	98,554	-
Trade and other non-current receivables	3,224,627	3,363,123
CLP	353,862	88,306
UF	1,962,249	1,283,676
ARS	680,438	1,804,963
PYG	228,078	186,178
Other non-financial assets	7,042,297	5,007,150
CLP	2,887,597	4,278,605
USD	187,185	173,693
ARS	3,953,224	540,495
PYG	14,291	14,357
Accounts receivable from related parties	118,122	190,865
UF	118,122	190,865
Investments accounted for using the equity method	136,098,062	142,017,781
CLP	15,251,038	19,407,798
USD	120,237,275	122,031,829
ARS	609,749	578,154
Intangible assets other than goodwill	125,618,666	118,964,142
CLP	73,452,410	67,739,510
ARS	39,888,291	37,960,927
UYU	2,624,125	2,912,675
PYG	3,686,290	3,848,057
BOB	5,967,550	6,502,973
Goodwill	124,955,438	123,044,901
CLP	77,020,100	76,817,632
ARS	26,020,761	24,871,945
UYU	4,422,841	4,839,916
PYG	5,214,846	5,236,732
BOB	12,276,890	11,278,676
Property, plant and equipment (net)	1,097,534,155	1,021,266,631
CLP	873,378,864	830,151,351
ARS	167,553,390	142,669,147
UYU	15,013,733	14,890,634
PYG	21,686,062	18,030,887
BOB	19,902,106	15,524,612
Investment property	8,313,274	8,715,956
CLP	3,614,497	4,332,690
ARS	4,698,777	4,383,266
Deferred tax assets	54,528,648	37,691,088
CLP	43,093,811	32,989,545
ARS	10,018,983	2,955,530
UYU	273,198	223,831
PYG	47,859	47,456
BOB	1,094,797	1,474,726
Current tax assets non-current	2,305,129	1,270,941
CLP	2,276,104	1,172,749
ARS	29,025	98,192
Total non-current assets	1,564,408,956	1,464,857,657

CLP	1,091,328,283	1,036,978,186
UF	6,652,355	4,799,620
USD	120,424,460	122,205,522
Euros	98,554	-
ARS	253,452,638	215,862,619
UYU	22,333,897	22,867,056
PYG	30,877,426	27,363,667
BOB	39,241,343	34,780,987
Total non-current assets by currencies	1,564,408,956	1,464,857,657

Current liabilities are denominated in the following currencies:

CURRENT LIABILITIES	As of December 31, 2019		As of December 31, 2018
	Until 90 days	More the 91 days until 1 year	Until 90 days	More the 91 days until 1 year
	ThCh$	ThCh$	ThCh$	ThCh$
Current liabilities
Other financial liabilities	12,051,690	56,334,038	11,197,060	51,569,886
CLP	2,816,224	27,718,532	1,579,060	19,510,742
UF	1,271,049	8,033,376	1,695,546	13,302,035
USD	594,829	20,040,156	4,509,884	16,667,379
Euros	94,247	92,478	1,153,302	-
ARS	6,887,233	77,247	2,098,712	1,762,947
UI	346,300	372,249	110,633	326,783
BOB	41,808	-	38,735	-
Others currencies	-	-	11,188	-
Trade and other current payables	302,997,598	3,657,960	297,834,912	5,545,256
CLP	174,164,421	1,250,912	177,575,915	1,796,915
USD	44,197,074	1,940,430	43,335,127	2,746,757
Euros	7,212,069	451,610	4,921,252	974,462
ARS	67,565,461	-	63,786,646	612
UYU	2,490,915	-	2,202,163	-
PYG	2,991,595	14,942	2,367,325	26,444
BOB	4,046,335	-	3,302,514	-
Others currencies	329,728	66	343,970	66
Accounts payable to related parties	8,908,578	70,856	6,651,051	285,859
CLP	3,366,289	70,856	4,042,438	-
USD	3,167,473	-	903,988	285,859
Euros	2,172,056	-	1,619,082	-
PYG	11,950	-	11,267	-
BOB	30,565	-	11,879	-
Others currencies	160,245	-	62,397	-
Other current provisions	2,998,462	42,468	271,812	133,257
CLP	2,847,167	42,468	5,380	133,257
ARS	151,295	-	266,432	-
Current tax liabilities	6,759,999	13,744,375	56,895,995	18,989,454
CLP	5,575,556	13,661,546	3,932,875	18,989,454
ARS	882,944	82,829	52,201,867	-
UYU	188,335	-	249,988	-
PYG	113,164	-	511,265	-
Provisions for employee benefits	12,695,440	14,660,765	16,181,182	15,612,981
CLP	6,067,859	14,660,765	5,530,208	15,612,981
ARS	5,703,223	-	9,839,822	-
UYU	393,672	-	383,167	-
PYG	208,769	-	271,167	-
BOB	321,917	-	156,818	-
Other non-financial liabilities	1,311,982	47,047,785	2,479,960	162,075,580
CLP	-	47,047,785	-	162,075,580
USD	1,311,982	-	2,467,789	-
ARS	-	-	12,171	-
Total current liabilities	347,723,749	135,558,247	391,511,972	254,212,273

CLP	194,837,516	104,452,864	192,665,876	218,118,929
UF	1,271,049	8,033,376	1,695,546	13,302,035
USD	49,271,358	21,980,586	51,216,788	19,699,995
Euros	9,478,372	544,088	7,693,636	974,462
ARS	81,190,156	160,076	128,205,650	1,763,559
UYU	3,072,922	-	2,835,318	-
PYG	3,325,478	14,942	3,161,024	26,444
UI	346,300	372,249	110,633	326,783
BOB	4,440,625	-	3,509,946	-
Others currencies	489,973	66	417,555	66
Total current liabilities by currency	347,723,749	135,558,247	391,511,972	254,212,273

Non-Current liabilities are denominated in the following currencies:

NON-CURRENT LIABILITIES	As of December 31, 2019			As of December 31, 2018
	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current liabilities
Other financial liabilities	102,736,775	23,336,497	135,696,016	24,970,597	68,367,746	134,846,954
CLP	64,961,148	3,488,251	1,710,701	3,412,966	55,837,517	43,764
UF	13,498,582	12,374,564	131,223,152	10,724,171	10,786,277	131,315,290
USD	20,325,911	629,853	1,839,685	8,059,332	-	-
Euros	202,592	59,089	-	157,028	-	-
ARS	116,255	-	-	1,727	-	-
UI	239,917	-	-	871,421	-	-
BOB	3,392,370	6,784,740	922,478	1,743,952	1,743,952	3,487,900
Trade and other non-current payables	3,430	-	23,120	5,142	-	7,271
CLP	-	-	23,120	-	-	7,271
BOB	3,430	-	-	5,142	-	-
Other non- current provisions	181,318	221,458	129,185	6,970,327	281,654	173,778
CLP	2,752	-	-	6,750,083	-	-
ARS	44,491	221,458	129,185	81,026	281,654	173,778
UYU	134,075	-	-	139,218	-	-
Deferred tax liabilities	34,461,423	14,884,675	82,236,460	23,241,269	14,084,656	71,174,246
CLP	30,680,639	12,364,153	60,223,544	20,302,096	12,761,025	56,936,976
ARS	3,773,135	2,515,423	18,082,144	2,839,763	1,315,431	10,490,282
UYU	-	-	883,439	46,754	-	897,718
PYG	7,649	5,099	459,957	52,656	8,200	422,346
BOB	-	-	2,587,376	-	-	2,426,924
Provisions employee benefits	1,149,024	-	32,422,114	1,258,674	-	25,642,414
CLP	-	-	29,164,931	-	-	22,959,627
ARS	-	-	3,257,183	-	-	2,682,787
PYG	382,348	-	-	391,302	-	-
BOB	766,676	-	-	867,372	-	-
Total non-current liabilities	138,531,970	38,442,630	250,506,895	56,446,009	82,734,056	231,844,663

CLP	95,644,539	15,852,404	91,122,296	30,465,145	68,598,542	79,947,638
UF	13,498,582	12,374,564	131,223,152	10,724,171	10,786,277	131,315,290
USD	20,325,911	629,853	1,839,685	8,059,332	-	-
Euros	202,592	59,089	-	157,028	-	-
ARS	3,933,881	2,736,881	21,468,512	2,922,516	1,597,085	13,346,847
UYU	134,075	-	883,439	185,972	-	897,718
PYG	389,997	5,099	459,957	443,958	8,200	422,346
UI	239,917	-	-	871,421	-	-
BOB	4,162,476	6,784,740	3,509,854	2,616,466	1,743,952	5,914,824
Total non-current liabilities by currency	138,531,970	38,442,630	250,506,895	56,446,009	82,734,056	231,844,663